Ordinary shares (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Dec. 08, 2025	Nov. 12, 2025	Aug. 28, 2024	Apr. 11, 2024	Aug. 10, 2023	Jun. 14, 2023	Jan. 09, 2023	Mar. 31, 2026	Feb. 27, 2026	Sep. 30, 2025	Sep. 30, 2024
Subsidiary, Sale of Stock [Line Items]
Number of shares issued						541,724	458,276
Ordinary shares, par value						$ 0.0001	$ 0.0001
Shares issued during stock split						54,172,400	45,827,600
Number of redeemable shares issued						28,900,700
Number of redeemable ordinary shares						71,099,300
Stock split				1-to-2	1-to-50
Shares authorised				500,000,000,000	5,000,000,000
Par value				$ 0.000001	$ 0.0001
Share consolidation description		On November 12, 2025, the Board has approved the share consolidation whereby (i) every fifty issued and unissued Class A ordinary shares, par value US$0.000001 each, in authorized share capital of the Company be consolidated into one Class A ordinary share, par value US$0.00005 each (the “Consolidated Class A Ordinary Shares”), and (ii) every fifty issued and unissued Class B ordinary shares, par value US$0.000001 each, in authorized share capital of the Company be consolidated into one Class B ordinary share, par value US$0.00005 each (the “Consolidated Class B Ordinary Shares”), such that the authorized share capital of the Company shall be changed from US$500,000 divided into 480,000,000,000 Class A ordinary shares of US$0.000001 par value each and 20,000,000,000 Class B ordinary shares of US$0.000001 par value each, to US$500,000 divided into 9,600,000,000 Consolidated Class A ordinary shares of US$0.00005 par value each and 400,000,000 Consolidated Class B ordinary shares of US$0.00005 par value each (the “Share Consolidation”). The Share Consolidation has been effective on December 12, 2025. The shares and pre-share data are retrospectively adjusted to reflect the Share Consolidation for all periods presented.
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value								$ 0.0005		$ 0.0005
Number of redeemable ordinary shares								4,457,854		189,452
Number of mezzanine equity converted into Class A ordinary shares			28,900,700
Number of shares re-designated			73,580,500
Number of mezzanine equity converted into ordinary shares			38,985,400
Ordinary shares, shares outstanding								4,457,854		189,452
Common Class A [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value									$ 0.00005
Share consolidation price per share	$ 0.915
Number of ordinary shares sell to investor	34,972,600
Aggregrate cash consideration	$ 32,000
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value								$ 0.0005		$ 0.0005
Number of redeemable ordinary shares								61,310		61,310
Number of mezzanine equity converted into ordinary shares			34,595,100
Ordinary shares, shares outstanding								61,310		61,310
Common Class B [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value									$ 0.0005
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			2,500,000
Share consolidation price per share			$ 4.00
Proceeds from IPO			$ 10,000
Net proceeds from IPO			$ 9,029
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares outstanding											70,386,100
IPO [Member] | Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares outstanding											34,595,100
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			375,000
Share consolidation price per share			$ 4.00